Share Capital and Premium	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital and Premium
SHARE CAPITAL AND PREMIUM

	US Dollars
Figures in millions	2018	2017	2016

Share capital
Authorised
600,000,000 ordinary shares of 25 SA cents each	23	23	23
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
5,000,000 B redeemable preference shares of 1 SA cent each	—	—	—
30,000,000 C redeemable preference shares of no par value	—	—	—
	23	23	23
Issued and fully paid
412,769,980 (2017: 410,054,615; 2016: 408,223,760) ordinary shares of 25 SA cents each	16	16	16
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
778,896 B redeemable preference shares of 1 SA cent each	—	—	—
	16	16	16
Treasury shares held within the group:
2,778,896 A and B redeemable preference shares	—	—	—
	16	16	16
Share premium
Balance at beginning of year	7,171	7,145	7,103
Ordinary shares issued	37	26	42
	7,208	7,171	7,145
Less: held within the group
Redeemable preference shares	(53)	(53)	(53)
Balance at end of year	7,155	7,118	7,092
Share capital and premium	7,171	7,134	7,108

The rights and restrictions applicable to the A, B and C redeemable preference shares were unchanged during 2018. The group has commenced with a process to cancel all redeemable preference shares.